Intangible assets, net (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Gross Carrying Amount	$ 13,000,000	$ 13,000,000
Net Amount	8,733,337	$ 9,547,730
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite Lived Intangible Assets Accumulated Amortization	1,126,663
Intangible Assets, Net (Excluding Goodwill)	$ 11,873,337		$ 0
Customer relationships [Member]
Useful Life	15 years	15 years
Weighted Average Remaining Life	14 years 9 months 18 days	14 years 9 months 18 days
Gross Carrying Amount	$ 4,270,000	$ 4,270,000
Accumulated Amortization	268,389
Net Amount	$ 4,001,611
Developed technology [Member]
Useful Life	7 years	7 years
Weighted Average Remaining Life	6 years 8 months 12 days	6 years 8 months 12 days
Gross Carrying Amount	$ 3,800,000	$ 3,800,000
Accumulated Amortization	561,905	159,524
Net Amount	$ 3,238,095	$ 3,640,476
Membership Network [Member]
Useful Life	7 years	7 years
Weighted Average Remaining Life	6 years 8 months 12 days	6 years 8 months 12 days
Gross Carrying Amount	$ 1,740,000	$ 1,740,000
Accumulated Amortization	269,286	82,857
Net Amount	$ 1,470,714	$ 1,657,143
Non-compete agreements [Member]
Useful Life	2 years	2 years
Weighted Average Remaining Life	1 year 8 months 12 days	1 year 8 months 12 days
Gross Carrying Amount	$ 50,000	$ 50,000
Accumulated Amortization	27,083	8,333
Net Amount	22,917	41,667
Finite-Lived Intangible Assets [Member]
Gross Carrying Amount	9,860,000	9,860,000
Accumulated Amortization	1,126,663
Net Amount	8,733,337
Trademarks and Trade Names [Member]
Gross Carrying Amount	3,140,000	3,140,000
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite Lived Intangible Assets Accumulated Amortization	0	0
Intangible Assets, Net (Excluding Goodwill)	3,140,000	3,140,000
Indefinite-lived Intangible Assets [Member]
Gross Carrying Amount	3,140,000	3,140,000
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Indefinite Lived Intangible Assets Accumulated Amortization	0	0
Intangible Assets, Net (Excluding Goodwill)	$ 3,140,000	$ 3,140,000